Prepaid Expenses and Other Assets - Receivables, Prepayments and Other Assets (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Security deposit and other deposits	[1]	¥ 2,762,191		¥ 1,666,713
Deductible value-added taxes		51,024		105,002
Prepaid online marketing expenses		18,347		33,709
Advances		16,880		15,715
Others		118,309		78,299
Prepaid expense and other assets		¥ 2,966,751	$ 430,138	¥ 1,899,438

[1]	Security deposits and other deposits primarily includes security deposits and rental deposits. Security deposits were set aside as requested by certain institutional funding partners, held in deposit accounts with the institutional funding partners. As of December 31, 2021 and 2022, security deposits set aside by the Group amounted to RMB1,654,989 and RMB2,678,269, respectively.